Summary of Significant Accounting Policies - Schedule of Valuation of the Public Rights (Details)	Nov. 04, 2024
Underlying share price [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	9.95
Pre-adjusted value per share right [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	1
Market adjustment [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	3	[1]
Fair value per share right [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	0.03

[1]	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded rights prices to simulated model outputs.